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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


 1. Name and address of issuer:   REPUBLIC FUNDS
                                  3435 STELZER RD.
                                  COLUMBUS, OHIO 43219

 2. Name of each series or class of funds for which this notice is filed:

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS C SHARES
               U.S. GOVERNMENT MONEY MARKET FUND - CLASS Y SHARES

 3. Investment Company Act File Number:            811-4782
    Securities Act File   33-7647

 4. Last day of the fiscal year for which this notice is filed:
                               SEPTEMBER 30, 1996

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration: [ ]

 6. Date of termination of issuer's declaration under rule 24F-2 (a)(1), if applicable:

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2: NONE

 9. Number and aggregate sale price of securities sold during the fiscal year:
    893,945,410 Price, 893,945,410 Shares


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 893,945,410 Price, 893,945,410 Shares

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable: 7,578,329 Price, 7,578,329 Shares

12. Calculation of Fee:

      (i) Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24F-2:                                               893,945,410

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans:                                                      7,578,329

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year:                       766,959,907

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to
          rule 24E-2:                                                         0

      (v) Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24F-2:                                   134,563,832
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     (vi) Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or registration:                                 /3300

    (vii) Fee Due:                                                    40,776.92


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures   [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 11/25/96

                                   SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*                      /s/George O. Martinez,
                                                      -------------------------
                                                      President and Secretary
                                                      -------------------------
    Date
    -----------------------------------

    * Please print the name and title of the signing officer below the signature.
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                             Dechert Price & Rhoads
                              1500 K Street, N.W.
                                   Suite 500
                          Washington, D.C. 20005-1208

                           Telephone: (202) 626-3300
                              Fax: (202) 626-3334

                               November 21, 1996

Republic Funds
3435 Stelzer Road
Columbus, OH 43219

                 Re: Republic U.S. Government Money Market Fund
                     ------------------------------------------

Dear Sirs:

          As counsel for Republic Funds (the "Trust"), including its series, Republic U.S. Government Money Market Fund (the "Fund"), during the Fund's fiscal year ended September 30, 1996, we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement relating to the Fund's shares of beneficial interest (the "Shares") under the Securities Act of 1933 (File No. 33-7647) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

          Based upon the foregoing, it is our opinion with respect to the Shares the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Notice") being filed by the Trust, on behalf of the Fund for the Fund's fiscal year ended September 30, 1996, assuming such Shares were sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued, fully paid, and non-assessable by the Trust.

          We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Trust, on behalf of the Fund, with the Securities and Exchange Commission for the Fund's fiscal year ended September 30, 1996.

                                                     Very truly yours,

                                                     /s/ Dechert Price & Rhoads
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